PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Foreign exchange gain/(loss), net	¥ 12,397	$ 1,781	¥ 685	¥ 7,444
Foreign currency translation adjustments	¥ 33,298	4,783	55,565
Foreign Currency Exchange Rate	6,961.8				6,961.8
Provision for doubtful accounts	¥ 0		0
Inventories Written Down	3,608	518	2,540	7,445
Revenues	11,672,024	$ 1,676,581	13,015,225	6,444,071
Revenue, Remaining Performance Obligation	9,800
Employee benefit expenses	553,175		299,341	154,221
Unrecognized uncertain tax positions	0		0
Appropriated To Statutory Reserve	3,129		4,277	4,227
Operating lease assets	43,043				$ 6,183	¥ 27,653
Total lease liabilities						28,261
Operating lease liabilities included in current liabilities	17,559				$ 2,522	¥ 11,876
Factoring receivables	¥ 17,041		0
General Reserve Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.
Statutory Surplus Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.
Membership program revenue
Revenues	¥ 776,839	$ 111,586	1,552,437	510,818
Revenue, Remaining Performance Obligation	¥ 42,438		209,809
Remaining Performance Obligation, Expected Timing of Satisfaction	12 months	12 months
Membership program revenue | Gift Package [Member]
Revenues	¥ 557,936		1,197,890	334,595
Sales of merchandise
Revenues	10,548,322	$ 1,515,171	11,388,425	¥ 5,912,109
Revenue, Remaining Performance Obligation	¥ 129,224		¥ 337,166